Putnam Strategic Intermediate Municipal Fund
The fund's portfolio
4/30/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.44% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.4%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.4%)
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	$1,075,000	$1,173,457
5.00%, 9/15/33	AA	125,000	136,571

			1,310,028
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/39	A+/F	2,445,000	2,457,389
4.00%, 10/1/38	A+/F	555,000	558,683

			3,016,072
Arizona (2.1%)
AZ State Indl. Dev. Auth. Rev. Bonds
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/39	A	1,000,000	1,069,668
(Equitable School Revolving Fund), Ser. A, 5.00%, 11/1/36	A	1,235,000	1,326,820
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/33	A	1,000,000	1,077,649
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	BBB-/F	1,000,000	1,002,575
4.00%, 5/15/29	BBB-/F	1,000,000	1,009,639
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,000,000	1,117,822

			6,604,173
California (13.7%)
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 0.34%, 4/1/53	VMIG 1	10,000,000	10,000,000
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	250,000	222,448
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	910,556	911,296
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/28	Baa3	150,000	160,775
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (6/1/26), (Museum Associates), 1.14%, 12/1/50	A3	1,000,000	995,275
Mandatory Put Bonds (8/1/24), (CA Academy of Sciences), 0.79%, 8/1/47	A2	1,500,000	1,491,485
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/32	A-/F	1,000,000	1,035,673
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,000,000	1,028,444
CA State Pub. Wks. Board Rev. Bonds, (Various Cap. Projects.), Ser. A, 5.00%, 8/1/32	Aa3	1,000,000	1,152,343
Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	AA-	775,000	806,367
Los Angeles Cnty., Regl. Fin. Auth. Rev. Bonds, (Vermont Manchester Social), 5.00%, 12/1/34	AA+	500,000	572,464
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/32	AA-	1,000,000	1,116,520
Ser. C, 5.00%, 5/15/29	Aa2	2,000,000	2,215,598
Ser. A, 4.00%, 5/15/39	Aa3	1,500,000	1,488,972
4.00%, 5/15/35	Aa3	600,000	606,069
Pacifica, School Dist. G.O. Bonds, 4.00%, 8/1/45	Aa3	850,000	838,195
Port of Oakland Rev. Bonds
5.00%, 5/1/28	A2	750,000	818,531
1.081%, 5/1/24	A1	620,000	594,999
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P, 5.00%, 5/15/38	Aa3	9,000,000	10,070,829
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/30	A1	1,000,000	1,101,943
5.00%, 5/1/29	A1	2,000,000	2,195,191
Sierra View, Local Hlth. Care Dist. Rev. Bonds
5.00%, 7/1/30	A/F	620,000	703,674
5.00%, 7/1/27	A/F	625,000	686,547
4.00%, 7/1/26	A/F	300,000	313,197
4.00%, 7/1/25	A/F	290,000	300,308
4.00%, 7/1/24	A/F	235,000	241,125
4.00%, 7/1/23	A/F	260,000	264,645
4.00%, 7/1/22	A/F	230,000	230,882
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	375,000	376,583

			42,540,378
Colorado (2.6%)
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-2, 4.00%, 8/1/49(T)A	A-	1,500,000	1,422,855
Ser. A-1, 4.00%, 8/1/44(T)	A-	750,000	727,223
Ser. A-1, 4.00%, 8/1/39(T)	A-	225,000	217,467
Ser. A-1, 4.00%, 8/1/38(T)	A-	225,000	220,235
Ser. A-1, 4.00%, 8/1/37(T)	A-	150,000	148,438
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 0.538%, 9/1/39	A2	4,000,000	3,920,444
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/34	AA	285,000	322,992
5.00%, 12/1/32	AA	250,000	284,157
5.00%, 12/15/30	AA	125,000	135,792
5.00%, 12/15/29	AA	125,000	135,801
5.00%, 12/15/27	AA	125,000	135,860
5.00%, 12/15/25	AA	125,000	134,918
5.00%, 12/1/25	AA	175,000	188,552

			7,994,734
Connecticut (1.9%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,250,000	1,307,658
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	250,000	261,826
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/32	BBB+	1,400,000	1,582,106
(Stamford Hosp. Oblig. Group (The)), Ser. L-1, 4.00%, 7/1/26	BBB+	700,000	723,008
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds
Ser. B-1, 4.15%, 11/15/44(T)	Aaa	1,355,000	1,343,388
Ser. B-1, 4.10%, 11/15/39(T)	Aaa	565,000	566,565

			5,784,551
Delaware (0.7%)
DE River & Bay Auth. Rev. Bonds, 5.00%, 1/1/32(WIS)	A1	2,000,000	2,278,200

			2,278,200
District of Columbia (2.8%)
DC Rev. Bonds
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,282,881
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 4.00%, 6/1/30	BB+	1,000,000	1,000,419
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
4.00%, 10/1/53(T)	A-	660,000	645,526
Ser. B, 4.00%, 10/1/44(T)	A-	665,000	664,541
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/43	Aa3	3,650,000	3,893,716
5.00%, 10/1/31	Aa3	1,000,000	1,094,570

			8,581,653
Florida (4.7%)
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. A-1, 3.30%, 1/1/31	BB/P	480,000	414,593
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	360,000	363,716
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.), 5.00%, 7/1/31(WIS)	Baa3	325,000	332,406
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 3.00%, 7/1/31	BB/P	200,000	181,612
FL State Muni. Pwr. Agcy. Rev. Bonds, (St. Lucie), Ser. B
5.00%, 10/1/30(WIS)	A2	1,000,000	1,111,894
5.00%, 10/1/29(WIS)	A2	1,000,000	1,113,927
5.00%, 10/1/28(WIS)	A2	1,000,000	1,117,784
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,477,289
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/45	A2	2,000,000	2,068,879
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,000,000	1,040,578
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/23	A+/F	1,630,000	1,632,875
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	2,157,781
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	248,265
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/31	BB+/F	200,000	192,861
4.00%, 12/15/30	BB+/F	195,000	189,449
4.00%, 12/15/29	BB+/F	215,000	209,885
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 1.875%, 5/1/25	BB-/P	680,000	650,711

			14,504,505
Georgia (1.8%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	1,600,000	1,543,175
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (6/1/23), Ser. B, 1.055%, 4/1/48	Aa1	2,200,000	2,187,975
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
Ser. A, 5.50%, 7/1/60	A	1,500,000	1,594,966
4.00%, 1/1/46	BBB+	330,000	308,331

			5,634,447
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30 (Prerefunded 10/1/22)	AA	200,000	202,812

			202,812
Hawaii (0.1%)
HI State Dept. Budget & Fin. Rev. Bonds, (Kahala Nui), 5.25%, 11/15/37	A+/F	250,000	253,616

			253,616
Idaho (0.6%)
ID State Hlth. Fac. Auth. VRDN (St Luke's Hlth. Syst. Ltd. Oblig. Group), Ser. C, 0.36%, 3/1/48	VMIG 1	1,900,000	1,900,000

			1,900,000
Illinois (8.7%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/36	BBB+	1,000,000	943,256
Chicago, Board of Ed. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB	1,000,000	1,046,117
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	500,000	513,742
Ser. C, 5.00%, 1/1/39	A	750,000	789,541
(2nd Lien), 5.00%, 1/1/39	A	565,000	580,252
Ser. C, 5.00%, 1/1/34	A	400,000	422,667
Ser. C, 5.00%, 1/1/33	A	405,000	428,378
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A	675,000	703,865
IL State G.O. Bonds
5.00%, 11/1/41	Baa1	600,000	618,977
5.00%, 1/1/41	Baa1	340,000	348,913
5.00%, 11/1/34	Baa1	1,650,000	1,714,673
Ser. C, 5.00%, 11/1/29	Baa1	1,225,000	1,308,577
Ser. D, 5.00%, 11/1/28	Baa1	2,080,000	2,234,722
Ser. D, 5.00%, 11/1/27	Baa1	920,000	993,207
4.125%, 11/1/31	Baa1	830,000	837,970
4.00%, 1/1/31	Baa1	695,000	700,051
IL State Fin. Auth.
Mandatory Put Bonds (11/15/26), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-2, 5.00%, 5/15/50	A	1,000,000	1,081,234
Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.809%, 11/1/34	A2	2,415,000	2,413,118
IL State Fin. Auth. Rev. Bonds
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/31	BBB+	400,000	429,035
(Art Institute of Chicago (The)), 5.00%, 3/1/30	Aa3	1,500,000	1,622,683
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	504,814
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	BBB+	300,000	317,074
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/22	Baa2	5,500,000	5,412,001
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA	1,000,000	1,087,479

			27,052,346
Indiana (1.2%)
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.)
5.00%, 6/1/32	A2	200,000	222,479
5.00%, 6/1/31	A2	200,000	222,907
5.00%, 6/1/30	A2	200,000	224,387
5.00%, 6/1/29	A2	175,000	194,758
5.00%, 6/1/28	A2	100,000	110,150
5.00%, 6/1/27	A2	180,000	196,369
4.00%, 6/1/34	A2	235,000	237,932
4.00%, 6/1/33	A2	210,000	213,075
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, (Courthouse and Jail), Ser. A, 5.00%, 2/1/54	Aa1	1,250,000	1,362,483
Silver Creek, School Bldg. Corp. Rev. Bonds
3.00%, 1/15/36	AA+	500,000	469,559
3.00%, 1/15/34	AA+	375,000	356,131

			3,810,230
Iowa (0.9%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	1,150,000	977,299
IA State Fin. Auth. Solid Waste Fac. Mandatory Put Bonds (4/1/24), (Gevo NW Iowa RNG, LLC), 1.50%, 1/1/42	Aa3	1,700,000	1,676,853

			2,654,152
Kentucky (4.0%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	500,000	521,835
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	3,150,000	3,195,751
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	2,800,000	2,857,520
KY State Tpk. Auth. Econ. Dev. Rev. Bonds
(Revitalization Projects), Ser. A-22, 5.00%, 7/1/32	Aa3	1,350,000	1,552,046
(Revitalization), Ser. A-22, 5.00%, 7/1/31	Aa3	1,150,000	1,323,983
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A	2,750,000	2,996,508

			12,447,643
Louisiana (0.8%)
LA Stadium & Exposition Dist. Rev. Bonds, 4.00%, 7/3/23	BBB+/F	500,000	506,071
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	2,000,000	1,879,333

			2,385,404
Maryland (0.2%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	300,000	318,160
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 4.00%, 6/1/34	BBB-	250,000	248,368

			566,528
Massachusetts (0.9%)
MA State G.O. Bonds, Ser. A, 5.25%, 4/1/47	Aa1	1,500,000	1,633,647
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Loomis Oblig. Group), 4.00%, 1/1/26(WIS)	BBB	500,000	506,457
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. D, 3.10%, 6/1/30	Aa2	720,000	708,356

			2,848,460
Michigan (4.6%)
Detroit, G.O. Bonds, 5.50%, 4/1/34	Ba2	660,000	728,654
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 7/1/43	AA	3,000,000	3,129,768
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	1,045,713
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	525,000	551,529
(Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/39	BBB-	2,000,000	2,037,995
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	140,000	145,667
(Detroit), Ser. C-3, 5.00%, 4/1/28	Aa2	700,000	769,763
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	1,325,000	1,292,233
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	764,071	731,922
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,145,000	1,203,336
(Lawrence Technological U.), 5.00%, 2/1/47	BBB-	2,000,000	2,048,963
(Lawrence Tech. U.), 4.00%, 2/1/32	BBB-	285,000	286,758
(Lawrence Tech. U.), 4.00%, 2/1/27	BBB-	185,000	188,989

			14,161,290
Minnesota (3.2%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 4.00%, 7/1/31	BB/P	625,000	604,913
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group)
5.00%, 6/15/32	BBB-	975,000	1,072,629
5.00%, 6/15/30	BBB-	830,000	907,346
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-2, 0.32%, 11/15/35	VMIG 1	2,600,000	2,600,000
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	751,880
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 0.40%, 11/15/38	VMIG 1	1,000,000	1,000,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Prep Academy), 5.50%, 9/1/36	BB+	3,000,000	3,135,772

			10,072,540
Mississippi (1.1%)
MS Bus. Fin. Comm. VRDN (Chevron USA, Inc.), Ser. C, 0.33%, 12/1/30	VMIG 1	2,930,000	2,930,000
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.375%, 6/1/44	A	770,000	550,042

			3,480,042
Missouri (0.2%)
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/26	B+/P	275,000	265,729
3.00%, 5/1/25	B+/P	225,000	219,597
3.00%, 5/1/24	B+/P	200,000	197,067

			682,393
Nebraska (1.2%)
Central Plains, Energy Mandatory Put Bonds (11/1/24), (No. 4), 5.00%, 3/1/50	A2	2,500,000	2,565,764
Central Plains, Energy Rev. Bonds, (NE Gas No. 3), 5.00%, 9/1/32 (Prerefunded 9/1/22)	A2	1,000,000	1,009,858

			3,575,622
New Hampshire (1.2%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A, 3.75%, 8/15/30	BBB/P	1,050,000	995,992
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	500,000	531,637
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	2,144,077

			3,671,706
New Jersey (2.3%)
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. AAA, 5.00%, 6/15/36	A3	350,000	373,404
NJ State Edl. Fac. Auth. Rev. Bonds, (William Paterson U. of NJ (The)), Ser. C, AGM
5.00%, 7/1/27	AA	100,000	109,898
5.00%, 7/1/26	AA	100,000	108,417
5.00%, 7/1/25	AA	100,000	106,652
5.00%, 7/1/24	AA	100,000	104,797
NJ State Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hosp. Corp.), Ser. B, 0.44%, 7/1/36	VMIG 1	1,500,000	1,500,000
(Virtua Hlth.), Ser. C, 0.30%, 7/1/43	A-1	1,665,000	1,665,000
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/36	A3	775,000	834,529
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	808,456
Ser. A, 4.00%, 6/15/39	A3	1,510,000	1,469,720

			7,080,873
New Mexico (0.8%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,656,010
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	980,000	980,266

			2,636,276
New York (7.3%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.)
5.00%, 5/1/26	A	400,000	435,406
Ser. A, 5.00%, 5/1/25	A	645,000	690,665
5.00%, 5/1/24	A	575,000	604,174
5.00%, 5/1/23	A	795,000	816,776
Hempstead, Union Free School Dist. G.O. Bonds, Ser. A, 1.00%, 6/30/22	A+/P	1,750,000	1,746,984
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.89%, 11/1/26	AA	1,545,000	1,545,046
NY City, G.O. Bonds, Ser. B-1, 5.00%, 8/1/32	Aa2	1,500,000	1,742,421
NY City, VRDN, Ser. I-2, 0.33%, 3/1/40	VMIG 1	5,000,000	5,000,000
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. F-1, 5.00%, 2/1/47	AAA	2,950,000	3,266,102
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A, 5.00%, 3/15/30	AA+	4,700,000	5,379,516
NY State Mtge. Agcy. Rev. Bonds, Ser. 196, 2.60%, 4/1/25	Aa1	750,000	737,309
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/29	Baa1	500,000	531,985
(American Airlines, Inc.), 2.25%, 8/1/26	B/F	250,000	233,859

			22,730,243
North Carolina (5.0%)
Charlotte-Mecklenburg, Hosp. Auth. Hlth. Care Syst. VRDN (Atrium Hlth. Oblig. Group), Ser. E, 0.33%, 1/15/42	VMIG 1	13,640,000	13,640,000
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
5.00%, 3/1/28	BB/P	365,000	371,060
5.00%, 3/1/27	BB/P	460,000	468,454
5.00%, 3/1/26	BB/P	440,000	448,870
4.00%, 3/1/29	BB/P	755,000	721,419

			15,649,803
Ohio (3.9%)
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/38	A	1,380,000	1,506,802
5.00%, 1/1/36	A	425,000	465,420
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	724,891
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5.00%, 7/1/36(WIS)	A2	1,250,000	1,322,275
(Kenyon College), 5.00%, 7/1/35(WIS)	A2	1,700,000	1,800,623
(John Carroll U.), 5.00%, 10/1/30	Baa1	455,000	498,903
(John Carroll U.), 5.00%, 10/1/29	Baa1	810,000	885,218
(John Carroll U.), 5.00%, 10/1/28	Baa1	370,000	402,749
(John Carroll U.), 5.00%, 10/1/27	Baa1	350,000	378,719
(John Carroll U.), 5.00%, 10/1/26	Baa1	350,000	375,660
(John Carroll U.), 5.00%, 10/1/25	Baa1	220,000	233,599
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
5.00%, 11/15/27	Baa1	240,000	263,406
5.00%, 11/15/26	Baa1	285,000	308,981
5.00%, 11/15/24	Baa1	135,000	142,161
OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/29(WIS)	Aa3	1,000,000	1,108,953
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	750,000	596,575
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	A3	500,000	535,079
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.75%, 7/1/33 (Prerefunded 7/1/23)	A	500,000	519,940

			12,069,954
Oregon (0.1%)
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	225,000	225,672

			225,672
Pennsylvania (4.7%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 4.00%, 1/1/40	AA	1,250,000	1,218,507
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	750,000	750,567
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	307,606
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	500,000	491,450
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Landis Homes Oblig. Group), 4.00%, 7/1/46	BBB-/F	675,000	601,778
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B, 5.00%, 2/15/24(FWC)	A2	500,000	521,861
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater)
4.00%, 1/1/32	Baa2	540,000	547,125
4.00%, 1/1/31	Baa2	165,000	167,908
4.00%, 1/1/30	Baa2	115,000	117,689
4.00%, 1/1/29	Baa2	725,000	743,661
PA State Tpk. Comm. Rev. Bonds, Ser. B-1, 5.00%, 6/1/42	A3	675,000	728,470
Pittsburgh Wtr. & Swr. Auth. Mandatory Put Bonds (12/1/23), Ser. C, AGM, 1.09%, 9/1/40	AA	1,875,000	1,876,736
Scranton, School Dist. G.O. Bonds, Ser. 14-R, 1.394%, 4/1/31	A1	5,275,000	5,286,754
Westmoreland Cnty. Indl. Dev. Auth. Hlth. Syst. Rev. Bonds, (Excela Hlth. Oblig. Group), Ser. A
5.00%, 7/1/28	Baa1	275,000	306,935
5.00%, 7/1/27	Baa1	375,000	413,819
4.00%, 7/1/26	Baa1	300,000	314,639
4.00%, 7/1/24	Baa1	200,000	205,849

			14,601,354
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A1, 5.625%, 7/1/27	BB/P	907,000	962,124

			962,124
Rhode Island (0.7%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	388,298
5.00%, 5/15/26	BBB+	580,000	629,189
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	1,024,871

			2,042,358
South Carolina (0.9%)
Myrtle Beach, Tax Alloc. Bonds, (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	575,000	624,924
SC State Pub. Svcs. Auth. Rev. Bonds
(Oblig.), Ser. B, 5.00%, 12/1/37	A2	500,000	535,590
Ser. A, 5.00%, 12/1/36	A2	1,500,000	1,596,325

			2,756,839
Tennessee (0.3%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-2, 5.00%, 8/1/49(T)	A-	250,000	265,728
Ser. A-2, 5.00%, 8/1/44(T)	A-	150,000	159,521
Ser. A-1, 4.00%, 8/1/44(T)	A-	275,000	266,525
Ser. A-1, 4.00%, 8/1/38(T)	A-	150,000	146,823
Ser. A-1, 4.00%, 8/1/37(T)	A-	150,000	147,551

			986,148
Texas (7.4%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Harmony Pub. Schools), Ser. A, PSFG, 4.00%, 2/15/51	Aaa	2,000,000	2,021,657
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/32	AAA	375,000	393,027
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A	1,485,000	1,558,773
5.00%, 10/1/33	A	400,000	421,173
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, PSFG, 5.00%, 8/15/27	A-	350,000	375,457
Ser. T, PSFG, 4.00%, 8/15/38	AAA	1,400,000	1,479,105
Ser. T, PSFG, 4.00%, 8/15/36	AAA	700,000	743,814
Dallas, Hotel Occupancy Tax Rev. Bonds
4.00%, 8/15/38	A	1,000,000	1,025,420
4.00%, 8/15/37	A	1,000,000	1,026,224
4.00%, 8/15/36	A	1,000,000	1,026,626
4.00%, 8/15/35	A	1,000,000	1,027,834
4.00%, 8/15/34	A	750,000	772,086
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	1,000,000	907,713
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Baa2	500,000	487,578
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
5.00%, 9/1/31	BBB-	200,000	220,586
5.00%, 9/1/30	BBB-	200,000	219,646
5.00%, 9/1/29	BBB-	175,000	191,025
5.00%, 9/1/28	BBB-	150,000	162,714
5.00%, 9/1/26	BBB-	125,000	133,399
5.00%, 9/1/25	BBB-	100,000	105,529
5.00%, 9/1/24	BBB-	100,000	104,116
4.00%, 9/1/33	BBB-	150,000	151,710
4.00%, 9/1/32	BBB-	150,000	152,040
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	365,000	389,579
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 5.00%, 7/1/38	AA	860,000	925,202
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5.00%, 4/1/35 (Prerefunded 4/1/25)	AAA/P	800,000	853,873
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/29 (Prerefunded 4/1/24)	AAA/P	1,225,000	1,284,323
(Collegiate Housing Island Campus, LLC.), Ser. A, 5.00%, 4/1/25 (escrowed to maturity)	AAA/P	500,000	534,396
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.), 5.00%, 6/15/33	BBB-/P	200,000	200,449
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	1,000,000	1,075,748
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,250,000	1,345,464
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM
5.00%, 8/1/30	AA	250,000	280,673
5.00%, 8/1/29	AA	200,000	223,332
5.00%, 8/1/28	AA	150,000	166,960
5.00%, 8/1/27	AA	125,000	137,258
5.00%, 8/1/26	AA	125,000	135,747
4.00%, 8/1/33	AA	200,000	207,957
4.00%, 8/1/32	AA	225,000	234,591
4.00%, 8/1/31	AA	200,000	209,246

			22,912,050
Utah (2.0%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.00%, 10/15/27	BBB-/F	550,000	575,939
4.00%, 10/15/29	BBB-/F	600,000	588,805
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. C, 0.28%, 5/15/36	A-1+	4,000,000	4,000,000
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/30	BBB-/F	400,000	385,283
4.00%, 10/15/28	BBB-/F	200,000	198,415
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.), 5.00%, 10/15/30	AA	575,000	624,190

			6,372,632
Virgin Islands (0.2%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/27	BB/P	515,000	535,266

			535,266
Virginia (0.4%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	350,000	367,049
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/29	A/F	590,000	642,815
5.00%, 1/1/27	A/F	320,000	342,919

			1,352,783
Washington (3.2%)
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 0.69%, 5/1/45	Aa2	750,000	743,168
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/3/23), (Fred Hutchinson Cancer Research Ctr.), 1.49%, 1/1/42 (Prerefunded (1/3/23))	A+	8,000,000	8,026,214
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	1,154,785	1,054,542

			9,823,924
Wisconsin (1.2%)
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM
5.00%, 7/1/54	AA	1,475,000	1,581,376
5.00%, 7/1/44	AA	1,000,000	1,081,116
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Three Pillars Sr. Living), 5.00%, 8/15/33 (Prerefunded 8/15/23)	AAA/P	1,000,000	1,036,190

			3,698,682

Total municipal bonds and notes (cost $325,071,619)			$314,450,506

SHORT-TERM INVESTMENTS (5.7%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 0.43%(AFF)	Shares	16,965,511	$16,965,511
U.S. Treasury Bills 0.473%, 6/16/22		$100,000	99,944
U.S. Treasury Bills 0.393%, 6/9/22(SEG)(SEGSEF)		700,000	699,679

Total short-term investments (cost $17,765,157)			$17,765,134
TOTAL INVESTMENTS

Total investments (cost $342,836,776)			$332,215,640

FUTURES CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	18	$2,887,875	$2,887,875	Jun-22	$28,085

Unrealized appreciation					28,085

Unrealized (depreciation)					—

Total					$28,085

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$20,000,000	$1,672,180	$—	6/23/22	—	0.88% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(1,672,180)
5,000,000	1,404,815	—	6/23/22	—	1.77% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	1,404,815
Morgan Stanley & Co. International PLC
2,000,000	208,308	—	5/24/22	—	1.75% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(208,308)
2,000,000	209,014	—	5/26/22	—	1.75% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(209,014)
1,000,000	199,910	—	5/26/22	—	2.15% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	199,910
1,000,000	199,440	—	5/24/22	—	2.15% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	199,440

Upfront premium received		—	Unrealized appreciation			1,804,165

Upfront premium (paid)		—	Unrealized (depreciation)			(2,089,502)

Total		$—			Total	$(285,337)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through April 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $310,113,754.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/22
	Short-term investments
	Putnam Short Term Investment Fund*	$27,436,292	$101,124,797	$111,595,578	$27,996	$16,965,511

	Total Short-term investments	$27,436,292	$101,124,797	$111,595,578	$27,996	$16,965,511
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $129,948.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $240,904.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $37,449,572 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.44%, 0.80% and 1.29%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	27.10%
	Education	12.5
	Transportation	12.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $285,337 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $240,904 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $8,234,618 were held by the TOB trust and served as collateral for $5,000,410 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $6,180 for these investments based on an average interest rate of 0.17%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$314,450,506	$—
Short-term investments	—	17,765,134	—

Totals by level	$—	$332,215,640	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$28,085	$—	$—
Total return swap contracts	—	(285,337)	—

Totals by level	$28,085	$(285,337)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
OTC total return swap contracts (notional)	$26,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com